Expense Example (Invesco Van Kampen V.I. Growth and Income Fund, Series II shares, Invesco Van Kampen V.I. Growth and Income Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Growth and Income Fund | Series II shares, Invesco Van Kampen V.I. Growth and Income Fund
Example
Expense Example, By Year, Column [Text]	Series II shares
1 Year	$ 89
3 Years	327
5 Years	584
10 Years	$ 1,320